Interest expense and similar charges (Tables)	12 Months Ended
Dec. 31, 2021
Interest expense and similar charges
Schedule of the main items of interest expense and similar charges

	2019	2020	2021

Deposits from credit institutions	9,041	12,400	10,967
Customer deposits	35,036	28,235	19,224
Marketable debt securities	5,398	5,756	5,308
Subordinated liabilities	1,597	1,767	1,668
Hedging financial derivatives	222	193	299
Other interest expense	6,780	1,824	2,214
	58,074	50,175	39,680